UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21132

Investment Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Investment Portfolio	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage-Backed Securities — 96.6%

Mortgage Pass-Throughs — 87.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
4.361%, with various maturities to 2037 (1)	$937	$934,717
4.64%, with maturity at 2030 (1)	1,537	1,533,069
5.00%, with maturity at 2014	2,891	2,923,159
5.50%, with various maturities to 2017	2,525	2,575,087
6.00%, with various maturities to 2016	9,718	10,012,559
6.029%, with maturity at 2022 (1)	811	815,247
6.50%, with maturity at 2019	569	591,819
7.50%, with maturity at 2017	454	476,786
8.00%, with various maturities to 2025	873	944,806
9.25%, with maturity at 2017	12	12,498
		$20,819,747
Federal National Mortgage Association:
4.168%, with maturity at 2027 (1)	$1,513	$1,512,454
4.361%, with various maturities to 2035 (1)	2,047	2,044,128
4.422%, with maturity at 2036 (1)	1,027	1,028,619
4.50%, with various maturities to 2018	24,983	24,728,721
4.572%, with maturity at 2036 (1)	1,128	1,134,930
5.00%, with various maturities to 2018	4,426	4,461,365
5.201%, with maturity at 2018 (1)	58	57,425
5.317%, with maturity at 2018 (1)	161	160,328
5.50%, with various maturities to 2034 (1)	18,734	19,011,756
6.00%, with various maturities to 2031	6,393	6,568,986
6.321%, with maturity at 2032 (1)	1,094	1,121,188
6.50%, with various maturities to 2019	4,032	4,187,180
7.00%, with various maturities to 2016	1,305	1,354,613
8.00%, with maturity at 2023	307	333,225
9.00%, with maturity at 2011	120	121,943
9.50%, with various maturities to 2022	1,515	1,669,065
9.583%, with maturity at 2018 (2)	822	918,477
		$70,414,403
Government National Mortgage Association:
5.125%, with various maturities to 2027 (1)	$1,580	$1,592,069
8.25%, with maturity at 2020	499	546,468
9.00%, with maturity at 2017	639	706,665
		$2,845,202
Total Mortgage Pass-Throughs (identified cost $94,390,414)		$94,079,352

Collateralized Mortgage Obligations — 6.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:	$174	$172,367
Series 1395, Class F, 3.568%, 10/15/22 (3)
		$172,367
Federal National Mortgage Association:
Series G93-17, Class FA, 3.469%, 4/25/23 (3)	$360	$362,022
Series G93-36, Class ZQ, 6.50%, 12/25/23	1,666	1,733,901
Series G97-4, Class FA, 3.269%, 6/17/27 (3)	320	319,811
Series 1993-140, Class J, 6.65%, 6/25/13	600	605,190
Series 1993-203, Class Pl, 6.50%, 10/25/23	2,269	2,334,177
Series 1993-250, Class Z, 7.00%, 12/25/23	700	728,290
Series 2001-4, Class GA, 10.191%, 4/17/25 (3)	475	528,862
		$6,612,253
Total Collateralized Mortgage Obligations (identified cost $6,819,681)		$6,784,620

1

Commercial Mortgage-Backed Securities — 3.0%

	Principal
	Amount
Security	(000’s omitted)	Value
GS Mortgage Securities Corp. II:
Series 2001-LIB, Class A2, 6.615%, due 2016 (4)	$1,000	$1,060,444
Series 2001-ROCK, Class A2FL, 2.821%, due 2018 (3) (4)	2,000	1,994,355
		$3,054,799
JP Morgan Chase Commerial Mortgage Securities:
Series 2004-PNC1, Class A1, 2.802%, due 2041	$164	$163,388
		$163,388
Total Commercial Mortgage-Backed Securities (identified cost $3,214,531)		$3,218,187
Total Mortgage-Backed Securities (identified cost $104,424,626)		$104,082,159

Short-Term Investments — 3.0%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Managment Portfolio, 2.23% (5)	$3,235	$3,235,010
Total Short-Term Investments (identified cost $3,235,010)		$3,235,010
Total Investments — 99.6% (identified cost $107,659,636)		$107,317,169
Other Assets, Less Liabilities — 0.4%		$422,000
Net Assets — 100.0%		$107,739,169

(1)	Adjustable rate mortgage.
(2)	Weighted average fixed-rate coupon that changes/updates monthly.
(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2008.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of the securities is $3,054,799 or 2.8% of the Portfolio’s net assets.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $207,652.

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,896,165
Gross unrealized appreciation	$304,236
Gross unrealized depreciation	(883,232)
Net unrealized depreciation	$(578,996)

2

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Portfolio

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President

Date:	September 23, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 23, 2008